Portfolio of Investments – as of December 31, 2023 (Unaudited)
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 5.7%
2,671,579	Boeing Co.(a)	$696,373,782
	Air Freight & Logistics — 1.6%
1,561,303	Expeditors International of Washington, Inc.	198,597,742
	Automobiles — 5.2%
2,557,210	Tesla, Inc.(a)	635,415,541
	Beverages — 3.0%
6,506,975	Monster Beverage Corp.(a)	374,866,830
	Biotechnology — 4.9%
306,696	Regeneron Pharmaceuticals, Inc.(a)	269,368,030
827,167	Vertex Pharmaceuticals, Inc.(a)	336,565,980
		605,934,010
	Broadline Retail — 6.2%
1,282,700	Alibaba Group Holding Ltd., ADR	99,422,077
4,408,381	Amazon.com, Inc.(a)	669,809,409
		769,231,486
	Capital Markets — 2.8%
411,371	FactSet Research Systems, Inc.	196,244,536
2,333,399	SEI Investments Co.	148,287,506
		344,532,042
	Entertainment — 7.2%
1,108,682	Netflix, Inc.(a)	539,795,092
3,768,950	Walt Disney Co.	340,298,496
		880,093,588
	Financial Services — 7.6%
1,968,646	Block, Inc.(a)	152,274,768
1,785,356	PayPal Holdings, Inc.(a)	109,638,712
2,581,311	Visa, Inc., Class A	672,044,319
		933,957,799
	Health Care Equipment & Supplies — 1.3%
472,771	Intuitive Surgical, Inc.(a)	159,494,025
	Hotels, Restaurants & Leisure — 3.3%
2,203,851	Starbucks Corp.	211,591,735
1,278,394	Yum China Holdings, Inc.	54,242,257
1,071,661	Yum! Brands, Inc.	140,023,226
		405,857,218
	Interactive Media & Services — 13.8%
3,698,473	Alphabet, Inc., Class A(a)	516,639,693
1,698,862	Alphabet, Inc., Class C(a)	239,420,622
2,659,978	Meta Platforms, Inc., Class A(a)	941,525,813
		1,697,586,128
	IT Services — 2.1%
3,291,089	Shopify, Inc., Class A(a)	256,375,833
Shares	Description	Value (†)
	Life Sciences Tools & Services — 2.7%
1,153,853	Illumina, Inc.(a)	$160,662,492
319,788	Thermo Fisher Scientific, Inc.	169,740,272
		330,402,764
	Machinery — 0.6%
194,682	Deere & Co.	77,847,491
	Pharmaceuticals — 4.4%
1,561,552	Novartis AG, ADR	157,669,905
2,345,805	Novo Nordisk AS, ADR	242,673,527
3,522,898	Roche Holding AG, ADR	127,634,595
317,114	Sandoz Group AG, ADR(a)	10,150,819
		538,128,846
	Semiconductors & Semiconductor Equipment — 9.1%
1,832,261	NVIDIA Corp.	907,372,293
1,511,370	QUALCOMM, Inc.	218,589,443
		1,125,961,736
	Software — 16.8%
1,572,026	Autodesk, Inc.(a)	382,756,890
1,660,431	Microsoft Corp.	624,388,473
4,733,582	Oracle Corp.	499,061,550
1,580,820	Salesforce, Inc.(a)	415,976,975
544,142	Workday, Inc., Class A(a)	150,215,841
		2,072,399,729
	Total Common Stocks (Identified Cost $6,128,102,287)	12,103,056,590

Principal Amount
Short-Term Investments — 1.5%
$188,407,254	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/2023 at 2.500% to be repurchased at $188,459,590 on 1/02/2024 collateralized by $103,258,100 U.S. Treasury Note, 0.125% due 10/15/2026 valued at $110,591,622 including accrued interest; $90,678,800 U.S. Treasury Note, 0.625% due 3/31/2027 valued at $81,583,803 including accrued interest(b) (Identified Cost $188,407,254)	188,407,254
	Total Investments — 99.8% (Identified Cost $6,316,509,541)	12,291,463,844
	Other assets less liabilities — 0.2%	26,479,967
	Net Assets — 100.0%	$12,317,943,811

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$12,103,056,590	$—	$—	$12,103,056,590
Short-Term Investments	—	188,407,254	—	188,407,254
Total Investments	$12,103,056,590	$188,407,254	$—	$12,291,463,844

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2023 (Unaudited)
Software	16.8%
Interactive Media & Services	13.8
Semiconductors & Semiconductor Equipment	9.1
Financial Services	7.6
Entertainment	7.2
Broadline Retail	6.2
Aerospace & Defense	5.7
Automobiles	5.2
Biotechnology	4.9
Pharmaceuticals	4.4
Hotels, Restaurants & Leisure	3.3
Beverages	3.0
Capital Markets	2.8
Life Sciences Tools & Services	2.7
IT Services	2.1
Other Investments, less than 2% each	3.5
Short-Term Investments	1.5
Total Investments	99.8
Other assets less liabilities	0.2
Net Assets	100.0%